Expense Example {- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2020 Fund - Fidelity Freedom 2020 Fund - Class K	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640